Financial Risk Management - Schedule of Credit Quality of Cash and Cash Equivalents Including Security Deposits and Cash (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Credit Quality of Cash and Cash Equivalents Including Security Deposits and Cash [Line Items]
Credit rating	$ 738	$ 481
– CCC-/C rated [Member]
Schedule of Credit Quality of Cash and Cash Equivalents Including Security Deposits and Cash [Line Items]
Credit rating		35
– Unrated – Other Ukrainian banks [Member]
Schedule of Credit Quality of Cash and Cash Equivalents Including Security Deposits and Cash [Line Items]
Credit rating	493	164
– BBB- VEON Holdings [Member]
Schedule of Credit Quality of Cash and Cash Equivalents Including Security Deposits and Cash [Line Items]
Credit rating	$ 245	$ 282